VOLUNTARY CHANGE IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
VOLUNTARY CHANGE IN ACCOUNTING POLICIES	VOLUNTARY CHANGE IN ACCOUNTING POLICIES
Physical derivative instruments include purchases and sales of commodities (crude, natural gas liquids, natural gas, and others), which are physically settled by receipt or delivery of the commodity. Unrealized gains and losses and the settlement of physical derivative instruments, including any realized gains and losses, have historically been recorded as revenue from contracts with customers and cost of sales for sales and purchases, respectively.
Commodity-related financial derivative instruments include purchases and sales of commodities executed for risk management purposes that are net settled in cash, with no receipt or delivery of the underlying commodity. Unrealized gains and losses and the settlement of commodity-related financial 'sale' and 'purchase' derivative instruments, including any realized gains and losses, have historically been recorded net as 'Loss (gain) on commodity-related derivative financial instruments', which was previously presented separately from the Company's revenue-generating activities.
Foreign exchange and interest rate risk management activities give rise to financial derivative contracts. Unrealized gains and losses for instruments that did not apply hedge accounting and the settlement of other financial derivative instruments, including any realized gains and losses, have historically been recorded as 'Net finance costs'. Consequently, all other non-commodity related financial derivative contracts have been recorded and presented on a net basis in the Consolidated Statements of Earnings and Comprehensive Income.
With respect to the related accounting policies above, Pembina has made the following voluntary changes retrospectively: (a) all unrealized and realized gains and losses and the settlement of physical derivative instruments and commodity-related financial derivative instruments recorded at fair value (purchases and sales) will be recorded on a net basis in revenue as 'Revenue from risk management and physical derivative contracts'; and (b) all unrealized and realized gains and losses and the settlement of foreign exchange-related financial derivative instruments that are executed to economically hedge foreign exchange risk on commodity-related contracts will be recorded on a net basis in revenue as 'Revenue from risk management and physical derivative contracts'. These voluntary changes in accounting policies were made for the following reasons in aid of providing more reliable and relevant information: (a) to better align the related financial reporting with the Company's business model; (b) to provide a more suitable illustration of the Company's use of derivative instruments for the purpose of asset optimization, risk management, and servicing customer needs; and (c) to improve consistency with peer and industry financial reporting and practices.
The Consolidated Financial Statements have been adjusted to reflect adjustments made as a result of these voluntary changes in accounting policies. There is no impact to the Consolidated Statements of Financial Position, Changes in Equity and Cash Flows for the current or any historic reporting period. The following table presents the impacts of the voluntary changes in accounting policies on the Consolidated Statements of Earnings and Comprehensive Income for each of the line items affected:
Reconciliation of the Consolidated Statements of Earnings and Comprehensive Income

For the year ended December 31, 2023	Previously reported	Policy change	Adjusted
($ millions)
Revenue	9,125	(2,794)	6,331
Cost of sales	6,580	(2,773)	3,807
Loss on commodity-related derivative financial instruments	21	(21)	—
Gross profit	2,840	—	2,840
Earnings before income tax	2,189	—	2,189